SCHEDULE OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Accounting Policies [Abstract]
Cash and cash equivalents	$ 22,612	$ 14,707	$ 19,006
Restricted cash	27,516		16,333
Total cash, cash equivalents, and restricted cash, ending balance	$ 50,128		$ 35,339